Offerings - Offering: 1	Oct. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit | shares	56.39
Maximum Aggregate Offering Price | $	$ 5,639,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 863.33
Offering Note

(1)	Represents units of Granite Real Estate Investment Trust issuable upon settlement of (i) restricted units and performance units under the Granite Real Estate Investment Trust Executive Deferred Unit Plan and (ii) deferred share units under the Granite REIT Inc.
Non-Employee
Directors’ Deferred Share Unit Plan.
(2)	Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Units reported on the New
York
Stock Exchange on October 8, 2024, which was US$56.39 per security.
(3)	Pursuant to Rule 416
promulgated
under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of additional Units that may be offered or issued by reason of certain corporate transactions or events, including any stock dividend, stock split or any other similar transaction effected which results in an increase in the number of Units.